Long-Term Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-Term Debt
LONG-TERM DEBT

(in millions)	Maturity Date	2016	2015
Regulated Utilities
ITC
Secured US First Mortgage Bonds -
4.81% weighted average fixed rate	2017-2055	$1,994	$—
Secured US Senior Notes -
4.19% weighted average fixed rate	2040-2046	638	—
Unsecured US Senior Notes -
4.80% weighted average fixed rate	2017-2043	3,160	—
Unsecured US Shareholder Note -
6.00% fixed rate (Note 27)	2028	267	—
UNS Energy
Unsecured US Tax-Exempt Bonds - 3.87% weighted
average fixed and variable rate (2015 - 3.83%)	2020-2040	827	852
Unsecured US Fixed Rate Notes -
4.26% weighted average fixed rate (2015 - 4.26%)	2021-2045	1,511	1,557
Central Hudson
Unsecured US Promissory Notes - 4.25% weighted
average fixed and variable rate (2015 - 4.30%)	2017-2046	768	728
FortisBC Energy
Secured Purchase Money Mortgages -
10.30% weighted average fixed rate (2015 - 10.30%)	n/a	—	200
Unsecured Debentures -
5.24% weighted average fixed rate (2015 - 5.73%)	2026-2047	2,220	1,770
Government loan	n/a	—	5
FortisAlberta
Unsecured Debentures -
4.82% weighted average fixed rate (2015 - 4.95%)	2024-2052	1,834	1,684
FortisBC Electric
Secured Debentures -
8.80% fixed rate (2015 - 8.80%)	2023	25	25
Unsecured Debentures -
5.22% weighted average fixed rate (2015 - 5.36%)	2021-2050	635	660
Eastern Canadian
Secured First Mortgage Sinking Fund Bonds -
6.48% weighted average fixed rate (2015 - 6.72%)	2020-2045	516	553
Secured First Mortgage Bonds -
6.19% weighted average fixed rate (2015 - 7.18%)	2018-2061	195	167
Unsecured Senior Notes -
6.11% weighted average fixed rate (2015 - 6.11%)	2018-2041	104	104
Caribbean Electric
Unsecured US Senior Loan Notes and Bonds - 4.92% weighted
average fixed and variable rate (2015 - 4.89%)	2018-2046	499	467
Corporate
Unsecured US Senior Notes and Promissory Notes -
3.43% weighted average fixed rate (2015 - 4.43%)	2019-2044	4,353	1,720
Unsecured Debentures -
6.50% weighted average fixed rate (2015 - 6.49%)	2039	200	201
Unsecured Senior Notes - 2.85% fixed rate	2023	500	—
Long-term classification of credit facility borrowings (Note 32)		973	551
Total long-term debt (Note 30)		21,219	11,244
Less: Deferred financing costs and debt discounts		(151)	(76)
Less: Current installments of long-term debt		(251)	(384)
		$20,817	$10,784

14. LONG-TERM DEBT (cont’d)

Certain long-term debt instruments at the Corporation’s regulated utilities are secured. When security is provided, it is typically a fixed or floating first charge on the specific assets of the Company to which the long‑term debt is associated.

Covenants

Certain of the Corporation’s long-term debt obligations have covenants restricting the issuance of additional debt such that consolidated debt cannot exceed 70% of the Corporation’s consolidated capital structure, as defined by the long-term debt agreements. In addition, one of the Corporation’s long-term debt obligations contains a covenant which provides that Fortis shall not declare or pay any dividends, other than stock dividends or cumulative preferred dividends on preference shares not issued as stock dividends, or make any other distribution on its shares or redeem any of its shares or prepay subordinated debt if, immediately thereafter, its consolidated funded obligations would be in excess of 75% of its total consolidated capitalization.

As at December 31, 2016, the Corporation and its subsidiaries were in compliance with their debt covenants.

Regulated Utilities

The majority of the long-term debt instruments at the Corporation’s regulated utilities are redeemable at the option of the respective utilities, at any time, at the greater of par or a specified price as defined in the respective long-term debt agreements, together with accrued and unpaid interest.

In April 2016 FortisBC Energy issued $300 million of unsecured debentures in a dual tranche of 10-year $150 million unsecured debentures at 2.58% and 30-year $150 million unsecured debentures at 3.67%. In December 2016 FortisBC Energy issued 30-year $150 million unsecured debentures at 3.78%. The net proceeds from the issuances were used to repay short-term borrowings and to finance capital expenditures.

In May and September 2016, Fortis Turks and Caicos issued 15-year US$45 million unsecured notes in a dual tranche of US$22.5 million at 5.14% and 5.29%, respectively. In July 2016 Fortis Turks and Caicos issued 15-year US$5 million unsecured bonds at 5.14%. The net proceeds were used to finance capital expenditures and for general corporate purposes.

In June 2016 Central Hudson issued 4-year US$24 million unsecured notes at 2.16%. The net proceeds were used to finance capital expenditures and for general corporate purposes. In October 2016 Central Hudson issued US$30 million of unsecured notes in a dual tranche of 10-year US$10 million unsecured notes at 2.56% and 30-year US$20 million unsecured debentures at 3.63%. The net proceeds were used to finance capital expenditures and for general corporate purposes.

In August 2016 Maritime Electric issued 40-year $40 million secured first mortgage bonds at 3.657%. The net proceeds were primarily used to repay long-term debt and short-term borrowings.

In September 2016 FortisAlberta issued 30-year $150 million unsecured debentures at 3.34%. The net proceeds were used to repay credit facility borrowings, to finance capital expenditures and for general corporate purposes.

In October 2016 a 12-year shareholder note of US$199 million at 6.00% was issued to an affiliate of GIC as part of its minority investment in ITC. The proceeds were used to finance a portion of the cash purchase price of the acquisition of ITC (Note 27).

Corporate

The unsecured debentures and senior notes are redeemable at the option of Fortis at a price calculated as the greater of par or a specified price as defined in the respective long-term debt agreements, together with accrued and unpaid interest.

14. LONG-TERM DEBT (cont’d)

Corporate (cont’d)

In October 2016 the Corporation issued 5-year US$500 million unsecured notes at 2.100% and 10-year US$1.5 billion unsecured notes at 3.055%. The net proceeds were used to finance a portion of the cash purchase price of the acquisition of ITC (Note 27). In December 2016 the Corporation issued 7-year $500 million unsecured notes at 2.85%. The net proceeds were used to repay credit facility borrowings, mainly related to the financing of the acquisition of Aitken Creek in April 2016 and the redemption of First Preference Shares, Series E in September 2016, and for general corporate purposes.

Repayment of Long-Term Debt

The consolidated annual requirements to meet principal repayments and maturities in each of the next five years and thereafter are as follows.

	Subsidiaries	Corporate	Total
Year	(in millions)	(in millions)	(in millions)
2017	$249	$2	$251
2018	929	2	931
2019	556	123	679
2020	544	181	725
2021	460	1,296	1,756
Thereafter	12,963	3,914	16,877
	$15,701	$5,518	$21,219